Retirement Plans Amounts in Accumulated Other Comprehensive Income (Loss) and Other Comprehensive (Income) Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Pension Plan, Defined Benefit [Member]	Sep. 30, 2012 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss				$ 551.2	$ 877.0			$ (17.9)	$ (0.1)
Prior service cost (credit)				7.8	5.0			(10.9)	(1.8)
Total accumulated other comprehensive loss (income)				559.0	882.0			(28.8)	(1.9)
Net actuarial (gain) loss arising during period	(303.9)	375.0	336.0	(286.6)	377.6	334.0	2.0	(17.3)	(2.5)
Amortization of net actuarial loss	(39.3)	(21.4)	(18.9)	(39.3)	(21.4)	(18.9)	0	0	0
Prior service (cost) credit arising during period	(5.2)	2.2	(0.3)	4.1	2.6	0.7	(1.0)	(9.3)	(0.5)
Amortization of prior service (cost) credit	(1.5)	(0.7)	(0.7)	(1.2)	(0.8)	(0.7)	0	(0.3)	0.1
Net amount recognized in other comprehensive (income) loss				$ (323.0)	$ 358.0	$ 315.1	$ 1.0	$ (26.9)	$ (2.9)